SUPPLEMENT TO THE PROSPECTUS

                     CREDIT SUISSE SHORT DURATION BOND FUND

The following information supersedes certain information in the fund's
Prospectus

The Credit Suisse Fixed Income Management Team is responsible for the day-to-day management of the fund. The current members of the team are Jo Ann Corkran, Michael E. Gray, Richard Avidon, Philip Wubbena, Kam Poon and Jennifer Ferguson. Suzanne E. Moran and David N. Fisher are no longer members of the team.

Dated: June 20, 2005                                         SD-PRO-LOAD-16-0605
                                                             2005-020